SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012 center state bed hospital	Mar. 31, 2011	Dec. 31, 2011 segment
SEGMENT INFORMATION
Number of reportable segments			1
Number of hospitals owned by subsidiaries	49
Number of academic medical centers operated by subsidiaries	3
Number of critical access hospitals operated by subsidiaries	1
Number of licensed beds in hospitals operated by subsidiaries	13,175
Number of states in which subsidiaries of the entity operate hospitals	10
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers operated by subsidiaries excluding classified in discontinued operations	98
Number of States in which Free Standing and Provider Based Diagnostic Imaging Centers and Ambulatory Surgery Centers Operated by Subsidiaries for Continuing Operations	11
Minimum number of Tenet and non-Tenet Hospitals and other health care organizations to which Conifer provided revenue cycle services	300
SEGMENT INFOMRATION
Assets	$ 8,545		$ 8,462
Capital expenditures:	136	116
Revenues:
Total Revenue	2,392	2,310
Intercompany eliminations	(90)	(60)
Total	2,302	2,250
Adjusted EBITDA
Adjusted EBITDA	310	371
Depreciation and amortization	100	98
Adjusted segments proforma EBITDA	310	371
Adjusted EBITDA
Interest expense	(98)	(118)
Litigation and Investigation Costs	(2)	(11)
Impairments of long-lived assets	(3)	(8)
Investment earnings	1	1
Income before income taxes	108	137
Hospital Operations and other
SEGMENT INFOMRATION
Assets	8,472		8,389
Capital expenditures:	133	113
Revenues:
Total	2,285	2,236
Adjusted EBITDA
Adjusted EBITDA	285	366
Depreciation and amortization	98	96
Adjusted segments proforma EBITDA	301	366
Conifer
SEGMENT INFOMRATION
Assets	73		73
Capital expenditures:	3	3
Revenues:
Tenet	90	60
Other customers	17	14
Adjusted EBITDA
Conifer	25	5
Depreciation and amortization	2	2
Adjusted segments proforma EBITDA	$ 9	$ 5